OPPENHEIMER QUEST OPPORTUNITY VALUE FUND, INC.
                      Supplement dated December 30, 1999 to the
                       Prospectus dated February 19, 1999


      1. The subsection "Annual Fund Operating Expenses" under the heading "Fees and Expenses of the Fund" on page 8 is amended by adding the following footnote beneath the current text:

                The Board of the Fund has reduced the rate of the asset-based sales charge for Class A shares from 0.25% to 0.20% of average annual net assets representing Class A shares effective January 1, 2000, to 0.15% effective January 1, 2001, and to 0.10% effective January 1, 2002. The Board can set the rate up to 0.25% of average annual net assets under the Distribution and Service Plan for Class A shares.






      December 30, 1999                                  ps236.010

                    OPPENHEIMER QUEST SMALL CAP VALUE FUND, INC.
                      Supplement dated December 30, 1999 to the
                       Prospectus dated February 19, 1999

      1. The subsection "Annual Fund Operating Expenses" under the heading "Fees and Expenses of the Fund" on page 8 is amended by adding the following footnote beneath the current text:

               The Board of the Fund has reduced the rate of the asset-based sales charge for Class A shares from 0.25% to 0.20% of average annual net assets representing Class A shares effective January 1, 2000, to 0.15% effective January 1, 2001, and to 0.10% effective January 1, 2002. The Board can set the rate up to 0.25% of average annual net assets under the Distribution and Service Plan for Class A shares.





      December 30, 1999                                  ps251.013

                     OPPENHEIMER QUEST BALANCED VALUE FUND, INC.
                    Supplement dated December 30, 1999 to the
                       Prospectus dated February 19, 1999

      1. The subsection "Annual Fund Operating Expenses" under the heading "Fees and Expenses of the Fund" on page 8 is amended by adding the following footnote beneath the current text:

               The Board of the Fund has reduced the rate of the asset-based sales charge for Class A shares to 0.10% of average annual net assets representing Class A shares effective January 1, 2002. The Board can set the rate up to 0.25% of average annual net assets under the Distribution and Service Plan for Class A shares.








      December 30, 1999                             ps257.012